UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2013

Item 1.	Reports to Stockholders.

September 30, 2013

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

† Defensive Strategy Fund

† Defensive Strategy Allocation Fund

† Conservative Strategy Fund

† Conservative Strategy Allocation Fund

† Moderate Strategy Fund

† Moderate Strategy Allocation Fund

† Aggressive Strategy Fund

† Tax-Managed Aggressive Strategy Fund

† Core Market Strategy Fund

† Core Market Strategy Allocation Fund

† Market Growth Strategy Fund

† Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 49.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	952,124	$10,007
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	243,466	2,274
SEI Institutional Managed Trust High Yield Bond Fund, Class A	237,494	1,824
SEI Institutional Managed Trust Real Return Fund, Class A	446,013	4,545
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	358,849	3,642

Total Fixed Income Funds (Cost $21,930) ($ Thousands)		22,292

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	913,542	9,081
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	214,183	2,270
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	240,469	2,265

Total Multi-Asset Funds (Cost $13,690) ($ Thousands)		13,616

Equity Funds — 5.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	123,390	1,358
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	84,478	1,359

Total Equity Funds (Cost $1,871) ($ Thousands)		2,717

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 14.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	6,742,008	$6,742

Total Money Market Fund (Cost $6,742) ($ Thousands)		6,742

Total Investments — 99.9% (Cost $44,233) ($ Thousands)		$45,367

Percentages are based on Net Assets of $45,390 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/13	Brown Brothers Harriman	EUR	656	USD	887	$—
10/31/13	Brown Brothers Harriman	JPY	43,446	USD	442	(1)

						$(1)

For the period ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of September 30, 2013.

EUR	— Euro

JPY	— Japanese Yen

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$45,367	$—	$—	$45,367

Total Investments in Securities	$45,367	$—	$—	$45,367

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(1)	$—	$(1)

Total Other Financial Instruments	$—	$(1)	$—	$(1)

*	Forwards contracts are valued at unrealized depreciation on the instrument

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

Equity Funds — 60.1%
SEI Institutional Managed Trust Real Estate Fund, Class A	132,570	$2,044
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	256,101	4,121

Total Equity Funds (Cost $3,859) ($ Thousands)		6,165

Fixed Income Fund — 40.2%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	536,632	4,121

Total Fixed Income Fund (Cost $3,831) ($ Thousands)		4,121

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	14,525	15

Total Money Market Fund (Cost $15) ($ Thousands)		15

Total Investments — 100.4% (Cost $7,705) ($ Thousands)		$10,301

Percentages are based on Net Assets of $10,263 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2013.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 48.2%
SEI Daily Income Trust Short-Duration Government Fund, Class A	829,366	$8,717
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	1,199,738	11,206
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,309,690	9,954
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,137,887	8,739
SEI Institutional Managed Trust Real Return Fund, Class A	854,705	8,709
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,228,023	12,464

Total Fixed Income Funds (Cost $58,643) ($ Thousands)		59,789

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	1,875,687	18,644
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	820,888	8,702
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	1,053,295	9,922

Total Multi-Asset Funds (Cost $37,369) ($ Thousands)		37,268

Equity Funds — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,013,383	11,147
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	616,710	9,923

Total Equity Funds (Cost $14,293) ($ Thousands)		21,070

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 4.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	6,106,297	$6,106

Total Money Market Fund (Cost $6,106) ($ Thousands)		6,106

Total Investments — 100.1% (Cost $116,411) ($ Thousands)		$124,233

Percentages are based on Net Assets of $124,153 ($Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/13	Brown Brothers Harriman	EUR	1,876	USD	2,540	$—
10/31/13	Brown Brothers Harriman	JPY	124,332	USD	1,265	(3)

						$(3)

For the period ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of September 30, 2013.

EUR	— Euro

JPY	— Japanese Yen

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$124,233	$—	$—	$124,233

Total Investments in Securities	$124,233	$—	$—	$124,233

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(3)	$—	$(3)

Total Other Financial Instruments	$—	$(3)	$—	$(3)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 67.0%
SEI Institutional Managed Trust Real Estate Fund, Class A	542,450	$8,365
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,071,727	17,244

Total Equity Funds (Cost $16,629) ($ Thousands)		25,609

Fixed Income Fund — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,644,537	12,630

Total Fixed Income Fund (Cost $9,940) ($ Thousands)		12,630

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	73,070	73

Total Money Market Fund (Cost $73) ($ Thousands)		73

Total Investments — 100.2% (Cost $26,642) ($ Thousands)		$38,312

Percentages are based on Net Assets of $38,253 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2013.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 41.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	2,100,466	$22,076
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,094,710	11,363
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,498,011	11,385
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,346,275	25,699
SEI Institutional Managed Trust Real Return Fund, Class A	1,675,891	17,077
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,809,058	28,512

Total Fixed Income Funds (Cost $113,554) ($ Thousands)		116,112

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,749,956	28,324
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	2,860,523	28,434
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	3,011,873	28,372

Total Multi-Asset Funds (Cost $85,923) ($ Thousands)		85,130

Equity Funds — 29.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	67,066	706
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	3,863,659	42,501
SEI Institutional Managed Trust Large Cap Fund, Class A	760,213	10,605
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,763,468	28,374

Total Equity Funds (Cost $58,763) ($ Thousands)		82,186

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	421,539	$422

Total Money Market Fund (Cost $422) ($ Thousands)		422

Total Investments — 100.1% (Cost $258,662) ($ Thousands)		$283,850

Percentages are based on Net Assets of $283,496 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/13	Brown Brothers Harriman	EUR	8,518	USD	11,530	$—
10/31/13	Brown Brothers Harriman	JPY	564,436	USD	5,742	(13)

						$(13)

For the period ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A) Rate shown is the 7-day effective yield as of September 30, 2013.

EUR — Euro

JPY — Japanese Yen

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$283,850	$—	$—	$283,850

Total Investments in Securities	$283,850	$—	$—	$283,850

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(13)	$—	$(13)

Total Other Financial Instruments	$—	$(13)	$—	$(13)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 82.0%
SEI Institutional International Trust International Equity Fund, Class A	670,243	$6,508
SEI Institutional Managed Trust Real Estate Fund, Class A	421,350	6,497
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	777,358	13,068
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,080,125	33,469

Total Equity Funds (Cost $38,741) ($ Thousands)		59,542

Fixed Income Fund — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,692,299	12,996

Total Fixed Income Fund (Cost $12,460) ($ Thousands)		12,996

Money Market Fund (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	182,567	183

Total Money Market Fund (Cost $183) ($ Thousands)		183

Total Investments — 100.2% (Cost $51,384) ($ Thousands)		$72,721

Percentages are based on Net Assets of $72,608 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2013.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 66.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,863,397	$19,622
SEI Institutional International Trust International Equity Fund, Class A	4,965,646	48,216
SEI Institutional Managed Trust Large Cap Fund, Class A	8,123,880	113,328
SEI Institutional Managed Trust Small Cap Fund, Class A	1,370,086	18,250

Total Equity Funds (Cost $148,382) ($ Thousands)		199,416

Multi-Asset Fund — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	5,877,394	60,537

Total Multi-Asset Fund (Cost $58,758) ($ Thousands)		60,537

Fixed Income Funds — 13.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,047,236	21,250
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,681,875	20,597

Total Fixed Income Funds (Cost $33,611) ($ Thousands)		41,847

Money Market Fund (A) — 0.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	86,681	87

Total Money Market Fund (Cost $87) ($ Thousands)		87

Total Investments — 100.0% (Cost $240,838) ($ Thousands)		$301,887

Percentages are based on Net Assets of $301,985 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/13	Brown Brothers Harriman	EUR	11,339	USD	15,348	$—
10/31/13	Brown Brothers Harriman	JPY	751,342	USD	7,643	(17)

						$(17)

For the period ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of September 30, 2013.

EUR	— Euro

JPY	— Japanese Yen

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$301,887	$—	$—	$301,887

Total Investments in Securities	$301,887	$—	$—	$301,887

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(17)	$—	$(17)

Total Other Financial Instruments	$—	$(17)	$—	$(17)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	97,210	$1,024
SEI Institutional International Trust International Equity Fund, Class A	841,906	8,175
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,708,793	28,725
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	421,953	7,215

Total Equity Funds (Cost $24,493) ($ Thousands)		45,139

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	198,342	2,059
SEI Institutional Managed Trust High Yield Bond Fund, Class A	522,046	4,009

Total Fixed Income Funds (Cost $5,028) ($ Thousands)		6,068

Money Market Fund (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	134,138	134

Total Money Market Fund (Cost $134) ($ Thousands)		134

Total Investments — 100.0% (Cost $29,655) ($ Thousands)		$51,341

Percentages are based on Net Assets of $51,317 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2013.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 38.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	582,921	$6,051
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,319,862	10,136
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,168,883	22,014

Total Fixed Income Funds (Cost $36,964) ($ Thousands)		38,201

Equity Funds — 32.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	309,503	3,259
SEI Institutional International Trust International Equity Fund, Class A	824,773	8,009
SEI Institutional Managed Trust Large Cap Fund, Class A	1,277,377	17,819
SEI Institutional Managed Trust Small Cap Fund, Class A	227,565	3,031

Total Equity Funds (Cost $24,129) ($ Thousands)		32,118

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	1,952,421	20,110
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	1,069,191	10,072

Total Multi-Asset Funds (Cost $30,118) ($ Thousands)		30,182

Total Investments — 100.2% (Cost $91,211) ($ Thousands)		$100,501

Percentages are based on Net Assets of $100,300 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/13	Brown Brothers Harriman	EUR	3,050	USD	4,128	$—
10/31/13	Brown Brothers Harriman	JPY	202,084	USD	2,056	(5)

						(5)

For the period ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR — Euro

JPY — Japanese Yen

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$100,501	$—	$—	$100,501

Total Investments in Securities	$100,501	$—	$—	$100,501

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(5)	$—	$(5)

Total Other Financial Instruments	$—	$(5)	$—	$(5)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	37,933	$399
SEI Institutional International Trust International Equity Fund, Class A	328,531	3,190
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	666,813	11,209
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	164,657	2,816

Total Equity Funds (Cost $9,601) ($ Thousands)		17,614

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	77,398	803
SEI Institutional Managed Trust High Yield Bond Fund, Class A	203,719	1,565

Total Fixed Income Funds (Cost $1,957) ($ Thousands)		2,368

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	29,532	30

Total Money Market Fund (Cost $30) ($ Thousands)		30

Total Investments — 99.9% (Cost $11,588) ($ Thousands)		$20,012

Percentages are based on Net Assets of $20,029 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2013.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,555,467	$16,379
SEI Institutional International Trust International Equity Fund, Class A	4,258,225	41,347
SEI Institutional Managed Trust Large Cap Fund, Class A	6,660,828	92,919
SEI Institutional Managed Trust Small Cap Fund, Class A	1,139,287	15,175

Total Equity Funds (Cost $122,119) ($ Thousands)		165,820

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	7,331,001	75,509
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	4,014,621	37,818

Total Multi-Asset Funds (Cost $112,919) ($ Thousands)		113,327

Fixed Income Funds — 25.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,553,556	26,506
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,469,109	26,643
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	4,399,509	44,655

Total Fixed Income Funds (Cost $90,149) ($ Thousands)		97,804

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	296,422	296

Total Money Market Fund (Cost $296) ($ Thousands)		296

Total Investments — 100.0% (Cost $325,483) ($ Thousands)		$377,247

Percentages are based on Net Assets of $377,348 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
10/31/13	Brown Brothers Harriman	EUR	14,238	USD	19,272	$(1)
10/31/13	Brown Brothers Harriman	JPY	943,452	USD	9,597	(21)

						$(22)

For the period ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A) Rate shown is the 7-day effective yield as of September 30, 2013.

EUR — Euro

JPY — Japanese Yen

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$377,247	$—	$—	$377,247

Total Investments in Securities	$377,247	$—	$—	$377,247

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(22)	$—	$(22)

Total Other Financial Instruments	$—	$(22)	$—	$(22)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	207,547	$2,185
SEI Institutional International Trust International Equity Fund, Class A	1,797,514	17,454
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,648,346	61,329
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	900,883	15,405

Total Equity Funds (Cost $53,172) ($ Thousands)		96,373

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	423,468	4,396
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,114,634	8,560

Total Fixed Income Funds (Cost $11,173) ($ Thousands)		12,956

Money Market Fund (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	431,067	431

Total Money Market Fund (Cost $431) ($ Thousands)		431

Total Investments — 100.2% (Cost $64,776) ($ Thousands)		$109,760

Percentages are based on Net Assets of $109,594 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of September 30, 2013.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

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Statements of Assets and Liabilities ($ Thousands)

September 30, 2013 (Unaudited)

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$45,367		$10,301		$124,233
Receivable for investment securities sold	58		14		84
Receivable for fund shares sold	55		1		350
Income distribution receivable from affiliated funds	31		19		103
Receivable from administrator	2		—		6
Prepaid expenses	8		2		21
Total Assets	45,521		10,337		124,797
LIABILITIES:
Payable for fund shares redeemed	75		48		449
Payable for investment securities purchased	33		22		131
Investment advisory fees payable	4		1		11
Distribution fees payable	—		—		4
Administrative servicing fees payable	1		—		1
Trustees’ fees payable	1		—		2
Shareholder servicing fees payable	—		—		1
Unrealized loss on forward foreign currency contracts	1		—		3
Accrued expenses	16		3		42
Total Liabilities	131		74		644
Net Assets	$45,390		$10,263		$124,153
† Cost of investments in affiliated funds	$44,233		$7,705		$116,411
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$49,742		$10,925		$141,544
Undistributed net investment income	79		58		268
Accumulated net realized loss on investments	(5,564)		(3,316)		(25,478)
Net unrealized appreciation on investments	1,134		2,596		7,822
Net unrealized depreciation on forward foreign currency contracts	(1)		—		(3)
Net Assets	$45,390		$10,263		$124,153
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.67		$13.05		$10.15
	($38,206,353 ÷ 3,949,710 shares	)	($10,262,895 ÷ 786,620 shares	)	($113,337,483 ÷ 11,170,862 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.13
					($5,219,561 ÷ 515,293 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.52		N/A		$10.30
	($7,183,157 ÷ 754,903 shares	)			($5,595,968 ÷ 543,423 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$38,312		$283,850		$72,721
36		176		45
5		726		—
58		184		59
2		13		3
6		47		11
38,419		284,996		72,839

79		1,033		98
71		324		104
3		23		6
—		3		—
—		3		—
1		5		1
—		—		—
—		13		—
12		96		22
166		1,500		231
$38,253		$283,496		$72,608
$26,642		$258,662		$51,384

$35,758		$338,514		$67,550
162		658		154
(9,337)		(80,851)		(16,433)
11,670		25,188		21,337
—		(13)		—
$38,253		$283,496		$72,608
$12.70		$11.10		$16.85
($38,253,410 ÷ 3,012,020 shares	)	($269,653,401 ÷ 24,285,832 shares	)	($72,608,305 ÷ 4,309,868 shares	)
N/A		$11.08		N/A
		($2,883,172 ÷ 260,168 shares	)
N/A		$11.36		N/A
		($10,959,683 ÷ 964,706 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	15

Statements of Assets and Liabilities ($ Thousands)

September 30, 2013 (Unaudited)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$ 301,887		$ 51,341		$100,501
Receivable for fund shares sold	1,298		—		16
Receivable for investment securities sold	464		37		197
Income distribution receivable from affiliated funds	93		18		84
Receivable from administrator	14		2		5
Prepaid expenses	48		7		16
Total Assets	303,804		51,405		100,819
LIABILITIES:
Payable for fund shares redeemed	1,444		9		355
Payable for investment securities purchased	208		60		112
Investment advisory fees payable	25		4		8
Distribution fees payable	13		—		—
Administrative servicing fees payable	9		—		—
Trustees’ fees payable	5		1		2
Shareholder servicing fees payable	3		—		—
Payable to custodian	—		—		4
Unrealized loss on forward foreign currency contracts	17		—		5
Accrued expenses	95		14		33
Total Liabilities	1,819		88		519
Net Assets	$ 301,985		$ 51,317		$100,300
†Cost of investments in affiliated funds	$ 240,838		$ 29,655		$ 91,211
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$ 408,891		$ 50,421		$104,077
Undistributed net investment income	504		38		287
Accumulated net realized loss on investments	(168,442)		(20,828)		(13,349)
Net unrealized appreciation on investments	61,049		21,686		9,290
Net unrealized depreciation on forward foreign currency contracts	(17)		—		(5)
Net Assets	$ 301,985		$ 51,317		$100,300
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.20		$15.70		$10.96
	($248,255,436 ÷ 20,348,685 shares	)	($51,317,121 ÷ 3,268,175 shares	)	($100,050,145 ÷ 9,125,637 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$12.18		N/A		N/A
	($12,570,353 ÷ 1,031,857 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$11.91		N/A		$11.42
	($41,159,068 ÷ 3,454,856 shares	)			($249,625 ÷ 21,859 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$20,012		$ 377,247		$109,760
11		621		68
23		450		49
7		198		39
1		17		5
3		60		17
20,057		378,593		109,938

10		643		57
10		409		244
2		31		9
—		8		—
—		4		—
—		6		2
—		1		—
—		—		—
—		22		—
6		121		32
28		1,245		344
$20,029		$ 377,348		$109,594
$11,588		$ 325,483		$ 64,776

$16,972		$ 505,040		$106,680
16		813		83
(5,383)		(180,247)		(42,153)
8,424		51,764		44,984
—		(22)		—
$20,029		$ 377,348		$109,594
$14.24		$11.41		$17.15
($20,029,356 ÷ 1,406,776 shares	)	($354,138,501 ÷ 31,049,555 shares	)	($109,594,032 ÷ 6,390,859 shares	)
N/A		$11.39		N/A
		($7,103,454 ÷ 623,731 shares	)
N/A		$11.25		N/A
		($16,106,078 ÷ 1,431,475 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	17

Statements of Operations ($ Thousands)

For the six months ended September 30, 2013 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$217	$149	$787
Expenses:
Administration Fees	49	11	131
Investment Advisory Fees	24	6	65
Administrative Servicing Fees — Class I	9	—	8
Trustees’ Fees	3	1	8
Distribution Fees — Class D	—	—	18
Shareholder Servicing Fees — Class D	—	—	6
Chief Compliance Officer Fees	—	—	—
Registration Fees	4	1	13
Professional Fees	4	1	10
Printing Fees	5	1	12
Custodian/Wire Agent Fees	1	—	2
Other Expenses	1	—	2
Total Expenses	100	21	275
Less:
Administration Fees Waived	(49)	(11)	(131)
Reimbursement from Administrator	(14)	(4)	(39)
Waiver of Shareholder Servicing Fees — Class D	—	—	(2)
Net Expenses	37	6	103
Net Investment Income	180	143	684
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Sales of Affiliated Funds	(139)	192	103
Net Realized Loss on Foreign Currency Transactions	(30)	—	(89)
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(549)	(213)	(1,663)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(1)	—	(3)
Net Realized and Unrealized Gain (Loss) from Affiliated Funds	(719)	(21)	(1,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(539)	$122	$(968)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$466	$1,442	$540

41	292	71
20	146	36
—	15	—
2	18	4
—	10	—
—	3	—
—	1	—
3	29	7
3	23	5
4	26	6
1	4	1
1	4	1
75	571	131

(41)	(292)	(71)
(11)	(86)	(20)
—	(1)	—
23	192	40
443	1,250	500

(319)	2,118	545
—	(421)	—
166	(5,957)	2,068
—	9	—
(153)	(4,251)	2,613
$290	$(3,001)	$3,113

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	19

Statements of Operations ($ Thousands)

For the six months ended September 30, 2013 (Unaudited)

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$1,047	$185	$588
Expenses:
Administration Fees	305	47	100
Investment Advisory Fees	153	24	50
Administrative Servicing Fees — Class I	53	—	—
Distribution Fees — Class D	47	—	—
Trustees’ Fees	18	3	6
Shareholder Servicing Fees — Class D	16	—	—
Chief Compliance Officer Fees	1	—	—
Registration Fees	30	4	9
Printing Fees	27	4	9
Professional Fees	23	3	8
Custodian/Wire Agent Fees	4	—	1
Other Expenses	4	1	2
Total Expenses	681	86	185
Less:
Administration Fees Waived	(305)	(47)	(100)
Reimbursement from Administrator	(89)	(13)	(29)
Waiver of Shareholder Servicing Fees — Class D	(16)	—	—
Net Expenses	271	26	56
Net Investment Income	776	159	532
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	3,702	21	18
Net Realized Loss on Foreign Currency Transactions	(774)	—	(178)
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	8,461	3,669	(15)
Net Change in Unrealized Appreciation on Foreign Currency Translation	39	—	6
Net Realized and Unrealized Gain (Loss) from Affiliated Funds	11,428	3,690	(169)
Net Increase in Net Assets Resulting from Operations	$12,204	$3,849	$363

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$79	$1,599	$413

20	379	104
10	189	52
—	21	—
—	26	—
1	23	6
—	9	—
—	1	—
2	40	9
2	32	10
2	28	8
—	5	1
—	6	2
37	759	192

(20)	(379)	(104)
(6)	(113)	(29)
—	(6)	—
11	261	59
68	1,338	354

159	2,696	488
—	(859)	—
1,364	2,366	7,667
—	35	—
1,523	4,238	8,155
$1,591	$5,576	$8,509

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	21

Statements of Changes in Net Assets ($ Thousands)

For six months ended September 30, 2013 (Unaudited) and the year ended March 31, 2013.

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13
Operations:
Net Investment Income	$180	$461	$143	$361
Net Realized Gain (Loss) from Affiliated Funds	(139)	287	192	220
Net Realized Gain (Loss) on Foreign Currency Transactions	(30)	—	—	—
Capital Gain Distributions Received from Affiliated Funds	—	351	—	36
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(549)	297	(213)	872
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(1)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(539)	1,396	122	1,489
Dividends and Distributions From:
Net Investment Income:
Class A	(99)	(680)	(89)	(361)
Class D	N/A	N/A	N/A	N/A
Class I	(14)	(75)	N/A	N/A
Total Dividends and Distributions	(113)	(755)	(89)	(361)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	8,346	25,987	3,273	4,019
Reinvestment of Dividends & Distributions	97	649	85	344
Cost of Shares Redeemed	(13,560)	(17,607)	(3,839)	(5,251)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(5,117)	9,029	(481)	(888)
Class D
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	1,087	8,628	N/A	N/A
Reinvestment of Dividends & Distributions	14	75	N/A	N/A
Cost of Shares Redeemed	(884)	(1,695)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	217	7,008	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(4,900)	16,037	(481)	(888)
Net Increase (Decrease) in Net Assets	(5,552)	16,678	(448)	240
Net Assets:
Beginning of Period	50,942	34,264	10,711	10,471
End of Period	$45,390	$50,942	$10,263	$10,711
Undistributed Net Investment Income Included in Net Assets at End of Period	$79	$12	$58	$4

(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13

$684	$2,184	$443	$997	$1,250	$5,488	$500	$1,574
103	2,501	(319)	44	2,118	9,394	545	2,157
(89)	—	—	—	(421)	247	—	—
—	875	—	126	—	3,491	—	254
(1,663)	2,331	166	3,604	(5,957)	6,030	2,068	5,276
(3)	—	—	—	9	(22)	—	—
(968)	7,891	290	4,771	(3,001)	24,628	3,113	9,261

(430)	(2,745)	(290)	(996)	(833)	(7,309)	(355)	(1,577)
(9)	(16)	N/A	N/A	(2)	(30)	N/A	N/A
(18)	(101)	N/A	N/A	(29)	(259)	N/A	N/A
(457)	(2,862)	(290)	(996)	(864)	(7,598)	(355)	(1,577)

20,254	39,028	14,228	12,099	26,969	63,871	12,111	23,327
410	2,580	259	878	791	6,903	326	1,457
(28,373)	(41,405)	(13,338)	(7,965)	(35,096)	(77,392)	(12,052)	(34,575)
(7,709)	203	1,149	5,012	(7,336)	(6,618)	385	(9,791)

4,395	357	N/A	N/A	1,656	246	N/A	N/A
9	15	N/A	N/A	2	28	N/A	N/A
(181)	(792)	N/A	N/A	(437)	(168)	N/A	N/A
4,223	(420)	N/A	N/A	1,221	106	N/A	N/A

1,989	5,939	N/A	N/A	3,322	9,466	N/A	N/A
19	100	N/A	N/A	29	260	N/A	N/A
(2,083)	(5,594)	N/A	N/A	(4,426)	(5,415)	N/A	N/A
(75)	445	N/A	N/A	(1,075)	4,311	N/A	N/A
(3,561)	228	1,149	5,012	(7,190)	(2,201)	385	(9,791)
(4,986)	5,257	1,149	8,787	(11,055)	14,829	3,143	(2,107)

129,139	123,882	37,104	28,317	294,551	279,722	69,465	71,572
$124,153	$129,139	$38,253	$37,104	$283,496	$294,551	$72,608	$69,465
$268	$41	$162	$9	$658	$272	$154	$9

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	23

Statements of Changes in Net Assets ($ Thousands)

For six months ended September 30, 2013 (Unaudited) and the year ended March 31, 2013.

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13
Operations:
Net Investment Income	$776	$4,385	$159	$659
Net Realized Gain from Affiliated Funds	3,702	14,788	21	2,398
Net Realized Gain (Loss) on Foreign Currency Transactions	(774)	88	—	—
Capital Gain Distributions Received from Affiliated Funds	—	8,858	—	59
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	8,461	1,366	3,669	1,538
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	39	(56)	—	—
Net Increase in Net Assets Resulting from Operations	12,204	29,429	3,849	4,654
Dividends and Distributions From:
Net Investment Income:
Class A	(565)	(5,680)	(123)	(670)
Class D	(2)	(192)	N/A	N/A
Class I	(73)	(905)	N/A	N/A
Total Dividends and Distributions	(640)	(6,777)	(123)	(670)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	23,616	52,287	5,818	6,273
Reinvestment of Dividends & Distributions	548	5,494	119	650
Cost of Shares Redeemed	(33,077)	(92,810)	(2,477)	(12,476)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(8,913)	(35,029)	3,460	(5,553)
Class D
Proceeds from Shares Issued	1,803	1,695	N/A	N/A
Reinvestment of Dividends & Distributions	1	187	N/A	N/A
Cost of Shares Redeemed	(2,119)	(3,902)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	(315)	(2,020)	N/A	N/A
Class I
Proceeds from Shares Issued	6,144	17,989	N/A	N/A
Reinvestment of Dividends & Distributions	73	905	N/A	N/A
Cost of Shares Redeemed	(9,121)	(26,948)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(2,904)	(8,054)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(12,132)	(45,103)	3,460	(5,553)
Net Increase (Decrease) in Net Assets	(568)	(22,451)	7,186	(1,569)
Net Assets:
Beginning of Period	302,553	325,004	44,131	45,700
End of Period	$301,985	$302,553	$51,317	$44,131
Undistributed Net Investment Income Included in Net Assets at End of Period	$504	$368	$38	$2

(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13

$532	$1,741	$68	$271	$1,338	$6,648	$354	$1,431
18	2,474	159	118	2,696	24,640	488	1,334
(178)	43	—	—	(859)	127	—	—
—	2,260	—	26	—	9,877	—	135
(15)	1,113	1,364	1,643	2,366	(8,451)	7,667	7,549
6	(11)	—	—	35	(57)	—	—
363	7,620	1,591	2,058	5,576	32,784	8,509	10,449

(338)	(2,818)	(53)	(276)	(934)	(9,731)	(275)	(1,455)
N/A	N/A	N/A	N/A	(4)	(133)	N/A	N/A
(1)	(6)	N/A	N/A	(35)	(509)	N/A	N/A
(339)	(2,824)	(53)	(276)	(973)	(10,373)	(275)	(1,455)

15,852	34,978	4,077	4,913	35,285	67,226	12,703	15,227
314	2,552	53	270	908	9,434	264	1,392
(14,611)	(26,256)	(4,673)	(4,549)	(42,041)	(133,720)	(9,965)	(19,289)
1,555	11,274	(543)	634	(5,848)	(57,060)	3,002	(2,670)

N/A	N/A	N/A	N/A	912	541	N/A	N/A
N/A	N/A	N/A	N/A	4	126	N/A	N/A
N/A	N/A	N/A	N/A	(582)	(1,540)	N/A	N/A
N/A	N/A	N/A	N/A	334	(873)	N/A	N/A

143	75	N/A	N/A	2,654	5,512	N/A	N/A
1	6	N/A	N/A	35	509	N/A	N/A
(61)	(220)	N/A	N/A	(3,881)	(28,954)	N/A	N/A
83	(139)	N/A	N/A	(1,192)	(22,933)	N/A	N/A
1,638	11,135	(543)	634	(6,706)	(80,866)	3,002	(2,670)
1,662	15,931	995	2,416	(2,103)	(58,455)	11,236	6,324

98,638	82,707	19,034	16,618	379,451	437,906	98,358	92,034
$100,300	$98,638	$20,029	$19,034	$377,348	$379,451	$109,594	$98,358
$287	$94	$16	$1	$813	$448	$83	$4

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	25

Financial Highlights

For six months ended September 30, 2013 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period.

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A
2013@	$9.80	$0.04	$(0.15)	$(0.11)	$(0.02)	$—	$(0.02)	$9.67	(1.08)%		$38,207	0.11%	0.37%	0.78%	27%
2013	9.62	0.11	0.24	0.35	(0.17)	—	(0.17)	9.80	3.63		43,880	0.11	0.38	1.14	56
2012	9.52	0.13	0.13	0.26	(0.16)	—	(0.16)	9.62	2.77		34,240	0.12	0.38	1.36	48
2011	9.39	0.12	0.19	0.31	(0.18)	—	(0.18)	9.52	3.35		33,776	0.11	0.37	1.32	73
2010	9.01	0.09	0.39	0.48	(0.10)	—	(0.10)	9.39	5.40		42,902	0.10	0.35	1.03	108
2009	9.68	0.25	(0.66)	(0.41)	(0.26)	—	(0.26)	9.01	(4.30)		49,707	0.10	0.35	2.69	64
Class I
2013@	$9.64	$0.03	$(0.13)	$(0.10)	$(0.02)	$—	$(0.02)	$9.52	(1.06)%		$7,183	0.36%	0.62%	0.53%	27%
2013	9.48	0.11	0.20	0.31	(0.15)	—	(0.15)	9.64	3.28		7,062	0.36	0.63	1.19	56
2012	9.38	0.11	0.13	0.24	(0.14)	—	(0.14)	9.48	2.58		24	0.37	0.63	1.13	48
2011	9.35	0.01	0.20	0.21	(0.18)	—	(0.18)	9.38	2.27		5	0.36	0.70	3.15	73
2010	9.04	0.03	0.38	0.41	(0.10)	—	(0.10)	9.35	4.60	(1)	—	0.10 ††	0.35	0.29	108
2009	9.68	0.25	(0.63)	(0.38)	(0.26)	—	(0.26)	9.04	(3.98	)(1)(2)	—	0.10 ††	0.35	2.66	64
Defensive Strategy Allocation Fund
Class A
2013@	$12.98	$0.17	$— (3)	$0.17	$(0.10)	$—	$(0.10)	$13.05	1.34%		$10,263	0.11%	0.37%	2.56%	36%
2013	11.66	0.42	1.32	1.74	(0.42)	—	(0.42)	12.98	15.23		10,711	0.11	0.38	3.46	54
2012	11.14	0.38	0.53	0.91	(0.39)	—	(0.39)	11.66	8.46		10,471	0.12	0.38	3.42	72
2011	9.84	0.42	1.34	1.76	(0.46)	—	(0.46)	11.14	18.38		9,715	0.11	0.37	4.14	72
2010	6.42	0.37	3.45	3.82	(0.40)	—	(0.40)	9.84	60.22		9,691	0.10	0.36	4.43	100
2009	11.48	0.50	(4.64)	(4.14)	(0.64)	(0.28)	(0.92)	6.42	(37.14)		8,559	0.10	0.35	5.16	143
Conservative Strategy Fund
Class A
2013@	$10.25	$0.06	$(0.12)	$(0.06)	$(0.04)	$—	$(0.04)	$10.15	(0.61)%		$113,337	0.11%	0.37%	1.09%	24%
2013	9.85	0.18	0.45	0.63	(0.23)	—	(0.23)	10.25	6.49		122,319	0.11	0.38	1.77	62
2012	9.68	0.18	0.21	0.39	(0.22)	—	(0.22)	9.85	4.10		117,365	0.12	0.38	1.84	61
2011	9.38	0.19	0.36	0.55	(0.25)	—	(0.25)	9.68	5.89		120,659	0.11	0.37	1.95	110
2010	8.13	0.22	1.26	1.48	(0.23)	—	(0.23)	9.38	18.35		108,272	0.10	0.35	2.44	81
2009	10.30	0.35	(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)		105,925	0.10	0.36	3.71	72
Class D
2013@	$10.26	$0.01	$(0.12)	$(0.11)	$(0.02)	$—	$(0.02)	$10.13	(1.10)%		$5,220	1.05%	1.37%	0.19%	24%
2013	9.86	0.07	0.47	0.54	(0.14)	—	(0.14)	10.26	5.48		1,078	1.04	1.38	0.70	62
2012	9.68	0.09	0.21	0.30	(0.12)	—	(0.12)	9.86	3.16		1,450	1.07	1.38	0.88	61
2011**	9.69	0.01	0.02	0.03	(0.04)	—	(0.04)	9.68	0.26		1,956	1.11	1.55	10.56	110
Class I
2013@	$10.41	$0.04	$(0.12)	$(0.08)	$(0.03)	$—	$(0.03)	$10.30	(0.77)%		$5,596	0.36%	0.62%	0.85%	24%
2013	9.99	0.15	0.47	0.62	(0.20)	—	(0.20)	10.41	6.31		5,742	0.36	0.63	1.52	62
2012	9.82	0.16	0.21	0.37	(0.20)	—	(0.20)	9.99	3.78		5,067	0.37	0.63	1.61	61
2011	9.52	0.18	0.34	0.52	(0.22)	—	(0.22)	9.82	5.57		5,494	0.36	0.62	1.86	110
2010	8.25	0.20	1.28	1.48	(0.21)	—	(0.21)	9.52	18.05		2,118	0.35	0.60	2.23	81
2009	10.44	0.32	(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)		1,378	0.35	0.61	3.43	72
Conservative Strategy Allocation Fund
Class A
2013@	$12.60	$0.14	$0.05	$0.19	$(0.09)	$—	$(0.09)	$12.70	1.53%		$38,253	0.11%	0.37%	2.19%	42%
2013	11.25	0.37	1.34	1.71	(0.36)	—	(0.36)	12.60	15.47		37,104	0.11	0.38	3.15	37
2012	10.67	0.32	0.59	0.91	(0.33)	—	(0.33)	11.25	8.77		28,317	0.12	0.38	3.02	61
2011	9.34	0.36	1.36	1.72	(0.39)	—	(0.39)	10.67	18.83		24,287	0.11	0.37	3.70	65
2010	6.08	0.32	3.27	3.59	(0.33)	—	(0.33)	9.34	59.74		23,076	0.10	0.36	3.98	95
2009	10.50	0.41	(4.20)	(3.79)	(0.45)	(0.18)	(0.63)	6.08	(36.98)		17,248	0.10	0.35	4.65	135
Moderate Strategy Fund
Class A
2013@	$11.25	$0.05	$(0.17)	$(0.12)	$(0.03)	$—	$(0.03)	$11.10	(1.03)%		$269,653	0.11%	0.37%	0.87%	24%
2013	10.59	0.21	0.75	0.96	(0.30)	—	(0.30)	11.25	9.16		280,634	0.11	0.38	1.97	68
2012	10.29	0.23	0.36	0.59	(0.29)	—	(0.29)	10.59	5.83		270,940	0.12	0.38	2.23	54
2011	9.79	0.23	0.60	0.83	(0.33)	—	(0.33)	10.29	8.58		286,732	0.11	0.37	2.27	79
2010	7.70	0.26	2.22	2.48	(0.27)	(0.12)	(0.39)	9.79	32.56		305,249	0.10	0.36	2.82	98
2009	11.05	0.37	(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7.70	(26.71)		248,422	0.10	0.35	3.77	76

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*		Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Moderate Strategy Fund (continued)
Class D
2013@	$11.25	$—	(3)	$(0.16)	$(0.16)	$(0.01)	$—	$(0.01)	$11.08	(1.43)%		$2,883	1.01%	1.37%	(0.01)%	24%
2013	10.60	0.12		0.74	0.86	(0.21)	—	(0.21)	11.25	8.17		1,713	0.96	1.38	1.10	68
2012	10.29	0.13		0.37	0.50	(0.19)	—	(0.19)	10.60	4.90		1,513	1.07	1.38	1.22	54
2011**	10.28	0.02		0.04	0.06	(0.05)	—	(0.05)	10.29	0.60		1,691	1.11	1.66	13.95	79
Class I
2013@	$11.52	$0.04		$(0.17)	$(0.13)	$(0.03)	$—	$(0.03)	$11.36	(1.16)%		$10,960	0.36%	0.62%	0.63%	24%
2013	10.84	0.20		0.75	0.95	(0.27)	—	(0.27)	11.52	8.89		12,204	0.36	0.63	1.84	68
2012	10.53	0.21		0.36	0.57	(0.26)	—	(0.26)	10.84	5.54		7,269	0.37	0.63	2.01	54
2011	10.01	0.23		0.59	0.82	(0.30)	—	(0.30)	10.53	8.36		6,239	0.36	0.63	2.30	79
2010	7.87	0.24		2.27	2.51	(0.25)	(0.12)	(0.37)	10.01	32.18		2,075	0.35	0.61	2.62	98
2009	11.28	0.36		(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7.87	(26.88)		1,283	0.35	0.60	3.66	76
Moderate Strategy Allocation Fund
Class A
2013@	$16.21	$0.12		$0.60	$0.72	$(0.08)	$—	$(0.08)	$16.85	4.49%		$72,608	0.11%	0.37%	1.41%	24%
2013	14.36	0.34		1.86	2.20	(0.35)	—	(0.35)	16.21	15.58		69,465	0.11	0.38	2.32	48
2012	13.66	0.30		0.70	1.00	(0.30)	—	(0.30)	14.36	7.52		71,572	0.12	0.38	2.22	67
2011	11.98	0.30		1.70	2.00	(0.32)	—	(0.32)	13.66	17.02		64,585	0.11	0.37	2.46	42
2010	8.15	0.26		3.85	4.11	(0.28)	—	(0.28)	11.98	50.78		68,844	0.10	0.36	2.54	57
2009	13.65	0.35		(5.27)	(4.92)	(0.39)	(0.19)	(0.58)	8.15	(36.58)		56,605	0.10	0.35	3.05	86
Aggressive Strategy Fund
Class A
2013@	$11.75	$0.03		$0.45	$0.48	$(0.03)	$—	$(0.03)	$12.20	4.07%		$248,256	0.11%	0.37%	0.57%	20%
2013	10.83	0.17		1.02	1.19	(0.27)	—	(0.27)	11.75	11.17		247,732	0.11	0.38	1.57	74
2012	10.69	0.18		0.26	0.44	(0.30)	—	(0.30)	10.83	4.37		263,957	0.12	0.37	1.79	54
2011	9.74	0.18		1.17	1.35	(0.40)	—	(0.40)	10.69	14.12		326,069	0.11	0.37	1.80	120
2010	6.50	0.17		3.26	3.43	(0.19)	—	(0.19)	9.74	52.97		282,138	0.10	0.36	1.93	121
2009	12.09	0.27		(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6.50	(41.12)		224,237	0.10	0.35	2.82	89
Class D
2013@	$11.75	$(0.01)		$0.44	$0.43	$— (3)	$—	$— (3)	$12.18	3.67%		$12,570	0.86%	1.37%	(0.19)%	20%
2013	10.83	0.09		1.02	1.11	(0.19)	—	(0.19)	11.75	10.34		12,425	0.86	1.38	0.83	74
2012	10.69	0.08		0.26	0.34	(0.20)	—	(0.20)	10.83	3.35		13,494	1.07	1.37	0.83	54
2011**	10.61	0.02		0.09	0.11	(0.03)	—	(0.03)	10.69	1.00		17,033	1.11	1.45	16.77	120
Class I
2013@	$11.48	$0.02		$0.43	$0.45	$(0.02)	$—	$(0.02)	$11.91	3.92%		$41,159	0.36%	0.62%	0.33%	20%
2013	10.58	0.13		1.01	1.14	(0.24)	—	(0.24)	11.48	10.97		42,396	0.36	0.63	1.27	74
2012	10.46	0.16		0.23	0.39	(0.27)	—	(0.27)	10.58	4.01		47,553	0.37	0.62	1.61	54
2011	9.54	0.22		1.08	1.30	(0.38)	—	(0.38)	10.46	13.87		54,914	0.36	0.63	2.27	120
2010	6.37	0.15		3.19	3.34	(0.17)	—	(0.17)	9.54	52.61		9,397	0.35	0.61	1.78	121
2009	11.87	0.25		(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6.37	(41.28)		3,100	0.35	0.60	2.66	89
Tax-Managed Aggressive Strategy Fund
Class A
2013@	$14.52	$0.05		$1.17	$1.22	$(0.04)	$—	$(0.04)	$15.70	8.42%		$51,317	0.11%	0.37%	0.67%	16%
2013	13.14	0.21		1.39	1.60	(0.22)	—	(0.22)	14.52	12.32		44,131	0.11	0.38	1.59	34
2012	12.90	0.18		0.25 ^	0.43	(0.19)	—	(0.19)	13.14	3.51		45,700	0.12	0.38	1.44	45
2011	11.30	0.17		1.60	1.77	(0.17)	—	(0.17)	12.90	15.86		59,522	0.11	0.37	1.44	49
2010	7.47	0.15		3.84	3.99	(0.16)	—	(0.16)	11.30	53.66		51,330	0.10	0.36	1.53	40
2009	12.85	0.26		(5.38)	(5.12)	(0.24)	(0.02)	(0.26)	7.47	(40.20)		45,280	0.10	0.35	2.57	126
Core Market Strategy Fund
Class A
2013@	$10.96	$0.06		$(0.02)	$0.04	$(0.04)	$—	$(0.04)	$10.96	0.34%		$100,050	0.11%	0.37%	1.07%	24%
2013	10.39	0.21		0.70	0.91	(0.34)	—	(0.34)	10.96	8.88		98,471	0.11	0.38	2.01	86
2012	10.19	0.25		0.33	0.58	(0.38)	—	(0.38)	10.39	5.94		82,413	0.12	0.38	2.53	82
2011	9.57	0.26		0.84	1.10	(0.48)	—	(0.48)	10.19	11.79		83,453	0.11	0.37	2.65	98
2010	7.47	0.25		2.13	2.38	(0.28)	—	(0.28)	9.57	32.15		77,116	0.10	0.36	2.81	148
2009	10.73	0.38		(3.01)	(2.63)	(0.40)	(0.23)	(0.63)	7.47	(24.87)		58,877	0.10	0.35	4.11	98
Class I
2013@	$11.42	$0.05		$(0.02)	$0.03	$(0.03)	$—	$(0.03)	$11.42	0.27%		$250	0.36%	0.62%	0.56%	24%
2013	10.81	0.13		0.79	0.92	(0.31)	—	(0.31)	11.42	8.63		167	0.36	0.63	1.16	86
2012	10.59	0.21		0.36	0.57	(0.35)	—	(0.35)	10.81	5.64		294	0.37	0.63	2.04	82
2011	9.90	0.34		0.83	1.17	(0.48)	—	(0.48)	10.59	12.09		322	0.36	0.68	3.27	98
2010	7.68	0.30		2.20	2.50	(0.28)	—	(0.28)	9.90	32.84	(1)(2)	—	0.10 ††	0.36	3.24	148
2009	11.00	0.41		(3.10)	(2.69)	(0.40)	(0.23)	(0.63)	7.68	(24.80	)(1)	—	0.10 ††	0.35	4.30	98

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	27

Financial Highlights

For six months ended September 30, 2013 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class A
2013@	$13.17	$0.05	$1.06	$1.11	$(0.04)	$—	$(0.04)	$14.24	8.41%	$20,029	0.11%	0.37%	0.68%	28%
2013	11.93	0.20	1.24	1.44	(0.20)	—	(0.20)	13.17	12.21	19,034	0.11	0.38	1.63	43
2012	11.68	0.17	0.25	0.42	(0.17)	—	(0.17)	11.93	3.77	16,618	0.12	0.38	1.49	52
2011	10.26	0.15	1.43	1.58	(0.16)	—	(0.16)	11.68	15.54	18,188	0.11	0.37	1.44	50
2010	6.78	0.14	3.49	3.63	(0.15)	—	(0.15)	10.26	53.70	17,431	0.10	0.36	1.54	48
2009	12.12	0.24	(5.20)	(4.96)	(0.23)	(0.15)	(0.38)	6.78	(41.37)	14,278	0.10	0.35	2.55	165
Market Growth Strategy Fund
Class A
2013@	$11.27	$0.04	$0.13	$0.17	$(0.03)	$—	$(0.03)	$11.41	1.52%	$354,139	0.11%	0.37%	0.73%	21%
2013	10.60	0.19	0.78	0.97	(0.30)	—	(0.30)	11.27	9.36	355,650	0.11	0.38	1.77	85
2012	10.47	0.22	0.26	0.48	(0.35)	—	(0.35)	10.60	4.83	391,812	0.12	0.38	2.21	73
2011	9.64	0.21	1.05	1.26	(0.43)	—	(0.43)	10.47	13.42	453,836	0.11	0.37	2.19	118
2010	6.94	0.21	2.72	2.93	(0.23)	—	(0.23)	9.64	42.56	441,929	0.10	0.36	2.38	136
2009	11.30	0.32	(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)	369,810	0.10	0.35	3.46	95
Class D
2013@	$11.27	$(0.01)	$0.14	$0.13	$(0.01)	$—	$(0.01)	$11.39	1.12%	$7,103	0.93%	1.37%	(0.09)%	21%
2013	10.61	0.11	0.77	0.88	(0.22)	—	(0.22)	11.27	8.47	6,704	0.86	1.38	0.99	85
2012	10.47	0.11	0.28	0.39	(0.25)	—	(0.25)	10.61	3.87	7,190	1.07	1.38	1.05	73
2011**	10.42	0.01	0.08	0.09	(0.04)	—	(0.04)	10.47	0.85	11,760	1.11	1.51	12.72	118
Class I
2013@	$11.12	$0.03	$0.12	$0.15	$(0.02)	$—	$(0.02)	$11.25	1.38%	$16,106	0.36%	0.62%	0.49%	21%
2013	10.46	0.10	0.83	0.93	(0.27)	—	(0.27)	11.12	9.06	17,097	0.36	0.63	1.00	85
2012	10.33	0.20	0.25	0.45	(0.32)	—	(0.32)	10.46	4.64	38,904	0.37	0.63	1.98	73
2011	9.53	0.22	0.99	1.21	(0.41)	—	(0.41)	10.33	13.01	42,680	0.36	0.63	2.28	118
2010	6.87	0.19	2.68	2.87	(0.21)	—	(0.21)	9.53	42.07	10,249	0.35	0.61	2.16	136
2009	11.18	0.31	(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)	5,289	0.35	0.60	3.39	95
Market Growth Strategy Allocation Fund
Class A
2013@	$15.86	$0.06	$1.27	$1.33	$(0.04)	$—	$(0.04)	$17.15	8.42%	$109,594	0.11%	0.37%	0.68%	18%
2013	14.37	0.23	1.50	1.73	(0.24)	—	(0.24)	15.86	12.19	98,358	0.11	0.38	1.60	34
2012	14.04	0.20	0.34	0.54	(0.21)	—	(0.21)	14.37	3.98	92,034	0.12	0.38	1.51	44
2011	12.33	0.18	1.72	1.90	(0.19)	—	(0.19)	14.04	15.58	95,416	0.11	0.37	1.43	36
2010	8.15	0.17	4.18	4.35	(0.17)	—	(0.17)	12.33	53.65	97,665	0.10	0.36	1.55	41
2009	14.33	0.28	(5.99)	(5.71)	(0.26)	(0.21)	(0.47)	8.15	(40.18)	80,428	0.10	0.35	2.51	110

(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
(3)	Amount represents less than $0.01 per share.
*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 25, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
@	For the six month period ended September 30, 2013 (Unaudited). All ratios for the period have been annualized.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which was not being charged to the Class due to the immaterial amount.
‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for Classes A, D, and I, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

Notes to Financial Statements (Unaudited)

September 30, 2013

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2013, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly trans-

action to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2013, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	29

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2013

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2013, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. The

Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Defensive Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Conservative Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Conservative Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Moderate Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Moderate Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Tax-Managed Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Core Market Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Core Market Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Market Growth Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Market Growth Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

The Trust had no outstanding borrowings or loans under the Program during the six-month period ended September 30, 2013.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	31

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2013

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended September 30,2013 (Unaudited) and the year ended March 31, 2013.

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13
Shares Issued and Redeemed:
Class A:
Shares Issued	859	2,665	249	334	1,986	3,888
Shares Issued in Lieu of Cash Distributions	10	67	7	28	40	258
Shares Redeemed	(1,399)	(1,810)	(294)	(435)	(2,793)	(4,126)
Total Class A Transactions	(530)	922	(38)	(73)	(767)	20
Class D:
Shares Issued	N/A	N/A	N/A	N/A	427	36
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	1
Shares Redeemed	N/A	N/A	N/A	N/A	(18)	(79)
Total Class D Transactions	N/A	N/A	N/A	N/A	410	(42)
Class I:
Shares Issued	114	898	N/A	N/A	192	583
Shares Issued in Lieu of Cash Distributions	2	8	N/A	N/A	2	10
Shares Redeemed	(93)	(177)	N/A	N/A	(203)	(548)
Total Class I Transactions	23	729	N/A	N/A	(9)	45
Increase (Decrease) in Capital Shares	(507)	1,651	(38)	(73)	(366)	23

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13
Shares Issued and Redeemed:
Class A:
Shares Issued	1,104	1,031	2,419	5,884	733	1,574
Shares Issued in Lieu of Cash Distributions	20	75	72	639	20	98
Shares Redeemed	(1,058)	(677)	(3,147)	(7,159)	(729)	(2,369)
Total Class A Transactions	66	429	(656)	(636)	24	(697)
Class D:
Shares Issued	N/A	N/A	147	22	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	—	3	N/A	N/A
Shares Redeemed	N/A	N/A	(39)	(16)	N/A	N/A
Total Class D Transactions	N/A	N/A	108	9	N/A	N/A
Class I:
Shares Issued	N/A	N/A	289	853	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	3	23	N/A	N/A
Shares Redeemed	N/A	N/A	(387)	(487)	N/A	N/A
Total Class I Transactions	N/A	N/A	(95)	389	N/A	N/A
Increase (Decrease) in Capital Shares	66	429	(643)	(238)	24	(697)

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13
Shares Issued and Redeemed:
Class A:
Shares Issued	1,985	4,800	388	470	1,454	3,295
Shares Issued in Lieu of Cash Distributions	47	504	8	49	30	242
Shares Redeemed	(2,773)	(8,593)	(167)	(958)	(1,341)	(2,485)
Total Class A Transactions	(741)	(3,289)	229	(439)	143	1,052
Class D:
Shares Issued	152	156	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	18	N/A	N/A	N/A	N/A
Shares Redeemed	(178)	(362)	N/A	N/A	N/A	N/A
Total Class D Transactions	(26)	(188)	N/A	N/A	N/A	N/A
Class I:
Shares Issued	533	1,682	N/A	N/A	13	7
Shares Issued in Lieu of Cash Distributions	6	85	N/A	N/A	—	1
Shares Redeemed	(778)	(2,566)	N/A	N/A	(6)	(20)
Total Class I Transactions	(239)	(799)	N/A	N/A	7	(12)
Increase (Decrease) in Capital Shares	(1,006)	(4,276)	229	(439)	150	1,040

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13	4/01/13 - 9/30/13	4/01/12 - 3/31/13
Shares Issued and Redeemed:
Class A:
Shares Issued	299	412	3,135	6,274	784	1,047
Shares Issued in Lieu of Cash Distributions	4	22	83	881	16	96
Shares Redeemed	(341)	(382)	(3,729)	(12,543)	(610)	(1,349)
Total Class A Transactions	(38)	52	(511)	(5,388)	190	(206)
Class D:
Shares Issued	N/A	N/A	81	51	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	—	12	N/A	N/A
Shares Redeemed	N/A	N/A	(52)	(146)	N/A	N/A
Total Class D Transactions	N/A	N/A	29	(83)	N/A	N/A
Class I:
Shares Issued	N/A	N/A	238	527	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	3	48	N/A	N/A
Shares Redeemed	N/A	N/A	(347)	(2,756)	N/A	N/A
Total Class I Transactions	N/A	N/A	(106)	(2,181)	N/A	N/A
Increase (Decrease) in Capital Shares	(38)	52	(588)	(7,652)	190	(206)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended September 30, 2013, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$11,162
Sales	15,228
Defensive Strategy Allocation Fund
Purchases	3,993
Sales	4,398

Total
Conservative Strategy Fund
Purchases	$30,010
Sales	33,286
Conservative Strategy Allocation Fund
Purchases	17,947
Sales	16,572
Moderate Strategy Fund
Purchases	69,392
Sales	75,850
Moderate Strategy Allocation Fund
Purchases	16,939
Sales	16,914

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	33

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2013

Total
Aggressive Strategy Fund
Purchases	$59,241
Sales	71,940
Tax-Managed Aggressive Strategy Fund
Purchases	10,876
Sales	7,412
Core Market Strategy Fund
Purchases	25,466
Sales	23,442
Core Market Strategy Allocation Fund
Purchases	5,571
Sales	6,142
Market Growth Strategy Fund
Purchases	80,106
Sales	86,270
Market Growth Strategy Allocation Fund
Purchases	22,158
Sales	19,087

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the

United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended March 31, 2013 and March 31, 2012 were as follows ($ Thousands):

	Ordinary Income		Totals
	2013	2012	2013	2012
Defensive Strategy Fund	$755	$573	$755	$573
Defensive Strategy Allocation Fund	361	340	361	340
Conservative Strategy Fund	2,862	2,764	2,862	2,764
Conservative Strategy Allocation Fund	996	770	996	770
Moderate Strategy Fund	7,598	7,575	7,598	7,575
Moderate Strategy Allocation Fund	1,577	1,404	1,577	1,404
Aggressive Strategy Fund	6,777	9,288	6,777	9,288
Tax-Managed Aggressive Strategy Fund	670	744	670	744
Core Market Strategy Fund	2,824	2,985	2,824	2,985
Core Market Strategy Allocation Fund	276	236	276	236
Market Growth Strategy Fund	10,373	14,675	10,373	14,675
Market Growth Strategy Allocation Fund	1,455	1,350	1,455	1,350

As of March 31, 2013, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings/(Accumulated Losses)
Defensive Strategy Fund	$12	$—	$(5,191)	$—	$1,479	$—	$(3,700)
Defensive Strategy Allocation Fund	3	—	(2,403)	—	1,705	—	(695)
Conservative Strategy Fund	41	—	(23,752)	—	7,745	—	(15,966)
Conservative Strategy Allocation Fund	9	—	(8,301)	—	10,787	—	2,495
Moderate Strategy Fund	249	—	(73,528)	—	22,104	22	(51,153)
Moderate Strategy Allocation Fund	9	—	(12,922)	—	15,213	—	2,300
Aggressive Strategy Fund	312	—	(165,625)	—	46,787	56	(118,470)
Tax-Managed Aggressive Strategy Fund	2	—	(20,746)	—	17,914	—	(2,830)
Core Market Strategy Fund	83	—	(10,972)	—	7,077	11	(3,801)
Core Market Strategy Allocation Fund	1	—	(5,398)	—	6,916	—	1,519
Market Growth Strategy Fund	391	—	(177,715)	—	44,971	58	(132,295)
Market Growth Strategy Allocation Fund	5	—	(39,754)	—	34,429	—	(5,320)

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

Post-October losses represent losses realized on investments from November 1, 2012 through March 31, 2013 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2013 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	3,607

		$5,191

Defensive Strategy Allocation Fund	2019	$608
	2018	1,795

		$2,403

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	15,148

		$23,752

Conservative Strategy Allocation Fund	2018	$7,410
	2017	332

		$7,742

Moderate Strategy Fund	2019	$8,240
	2018	59,754
	2017	5,534

		$73,528

Moderate Strategy Allocation Fund	2019	$3,846
	2018	8,581
	2017	434

		$12,861

Aggressive Strategy Fund	2018	$125,970
	2017	39,655

		$165,625

Tax-Managed Aggressive Strategy Fund	2018	$20,746

Core Market Strategy Fund	2018	$10,972

Core Market Strategy Allocation Fund	2018	$5,398

Market Growth Strategy Fund	2019	$1,511
	2018	149,891
	2017	26,313

		$177,715

Market Growth Strategy Allocation Fund	2019	$1,087
	2018	38,667

		$39,754

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the fiscal year ended March 31, 2013, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Capital Loss Carry Forwards
Defensive Strategy Fund	$229
Defensive Strategy Allocation Fund	84
Conservative Strategy Fund	379
Conservative Strategy Allocation Fund	207
Moderate Strategy Fund	3,083
Moderate Strategy Allocation Fund	—
Aggressive Strategy Fund	19,815
Tax-Managed Aggressive Strategy Fund	1,706
Core Market Strategy Fund	3,729
Core Market Strategy Allocation Fund	130
Market Growth Strategy Fund	20,609
Market Growth Strategy Allocation Fund	590

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service.

Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term	Long-Term	Total Capital Loss Carryforwards*
Conservative Strategy Allocation Fund	$—	$559	$559
Moderate Strategy Allocation Fund	37	24	61

*	This table should be used in conjunction with the capital loss carryforwards table.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2013, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$44,384	$1,276	$(293)	$983
Defensive Strategy Allocation Fund	8,355	2,026	(80)	1,946

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	35

Notes to Financial Statements (Unaudited) (Concluded)

September 30, 2013

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Conservative Strategy Fund	$117,059	$7,864	$(690)	$7,174
Conservative Strategy Allocation Fund	26,787	11,530	(5)	11,525
Moderate Strategy Fund	265,944	21,377	(3,471)	17,906
Moderate Strategy Allocation Fund	52,596	20,134	(9)	20,125
Aggressive Strategy Fund	242,235	59,940	(288)	59,652
Tax-Managed Aggressive Strategy Fund	29,748	21,614	(21)	21,593
Core Market Strategy Fund	91,351	10,086	(936)	9,150
Core Market Strategy Allocation Fund	11,609	8,411	(8)	8,403
Market Growth Strategy Fund	328,438	51,476	(2,667)	48,809
Market Growth Strategy Allocation Fund	66,370	43,535	(145)	43,390

The difference between tax cost and book cost is primarily attributable to wash sales.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus and Statement of Additional Information provide a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

9. NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services—Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

SEI ASSET ALLOCATION TRUST — September 30, 2013

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$989.20	0.11%	$0.55
Class I	1,000.00	989.40	0.36	1.80
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Class I	1,000.00	1,023.26	0.36	1.83
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,013.40	0.11%	$0.56
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$993.90	0.11%	$0.55
Class D	1,000.00	989.00	1.05	5.24
Class I	1,000.00	992.30	0.36	1.80
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Class D	1,000.00	1,019.80	1.05	5.32
Class I	1,000.00	1,023.26	0.36	1.83

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,015.30	0.11%	$0.56
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$989.70	0.11%	$0.55
Class D	1,000.00	985.70	1.01	5.03
Class I	1,000.00	988.40	0.36	1.79
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Class D	1,000.00	1,020.00	1.01	5.11
Class I	1,000.00	1,023.26	0.36	1.83
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,044.90	0.11%	$0.56
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013	37

SEI ASSET ALLOCATION TRUST — September 30, 2013

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,040.70	0.11%	$0.56
Class D	1,000.00	1,036.70	0.86	4.39
Class I	1,000.00	1,039.20	0.36	1.84
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Class D	1,000.00	1,020.76	0.86	4.36
Class I	1,000.00	1,023.26	0.36	1.83
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,084.20	0.11%	$0.57
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,003.40	0.11%	$0.55
Class I	1,000.00	1,002.70	0.36	1.81
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Class I	1,000.00	1,023.26	0.36	1.83
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,084.10	0.11%	$0.57
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,015.20	0.11%	$0.56
Class D	1,000.00	1,011.20	0.93	4.69
Class I	1,000.00	1,013.80	0.36	1.82
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Class D	1,000.00	1,020.41	0.93	4.71
Class I	1,000.00	1,023.26	0.36	1.83
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,084.20	0.11%	$0.57
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2013

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-118 (9/13)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 6, 2013

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller and CFO

Date: December 6, 2013